SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Equipment and Software (Details)	12 Months Ended
Dec. 31, 2021
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Electronic equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Vehicles and vehicle hardware | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Vehicles and vehicle hardware | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of useful life or lease term
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Developed software | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	4 years
Developed software | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years